SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4.    SHORT-TERM INVESTMENTS

The following is a summary of short-term investments:

	As of December 31,
	2021	2022

	(HK$ in thousands)

Treasury bills	—	666,883
Money market funds	1,169,741	7,911
Financial assets at fair value through profit or loss	—	270
Total	1,169,741	675,064

For the years ended December 31, 2020, 2021 and 2022, the Group recorded realized gain of HK$665 thousand, nil and HK$23,059 thousand related to short-term investments in the consolidated statements of comprehensive income, respectively.